Derivative Instruments and Hedging Activities - Interest Rate Swap Agreement (Parenthetical) (Detail)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Jun. 30, 2013 Floating Rate Payable [Member] USD ($)	Jun. 30, 2013 Floating Rate Receivable [Member]	Jun. 30, 2013 Interest rate swap agreements [Member] EUR (€)	Jun. 30, 2013 Inception date of swaps 2013 [Member] USD ($)	Jun. 30, 2013 Inception date of swaps 2014 [Member] USD ($)
Derivative [Line Items]
Minimum variable interest rate on debt	0.30%	0.30%
Maximum variable interest rate on debt	4.50%	4.50%
Principal Amount			$ 200,000,000		€ 253,300,000	$ 413,700,000	$ 300,000,000
LIBOR rate receivable fixed			2.14%	1.12%
Floating LIBOR rate receivable/payable cap			6.00%	3.50%
Effective reduction rate should rate exceed LIBOR rate				2.38%
Reducing principal amount of Euro-denominated interest rate swaps	$ 91,200,000	€ 70,100,000